THE ADVISORS’ INNER CIRCLE FUND

CAMBIAR OPPORTUNITY FUND

JULY 31, 2026 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.8%
	Shares	Value
AEROSPACE/DEFENSE EQUIPMENT — 5.0%
Airbus ADR	200,000	$11,684,000
Honeywell Aerospace *	24,000	4,961,760
		16,645,760
AIR FREIGHT & LOGISTICS — 1.8%
FedEx	19,800	6,086,520

AIRLINES — 3.1%
Delta Air Lines	120,000	10,492,800

AUTO COMPONENTS — 1.9%
Aptiv *	116,000	6,550,520

BANKS — 8.2%
JPMorgan Chase	27,000	9,498,330
PNC Financial Services Group	42,000	10,494,540
US Bancorp	120,000	7,561,200
		27,554,070
BEVERAGES — 6.1%
Constellation Brands, Cl A	44,000	5,730,120
Diageo ADR	68,000	5,988,080
PepsiCo	63,000	8,792,280
		20,510,480
BIOTECHNOLOGY — 2.5%
Regeneron Pharmaceuticals	11,000	8,388,930

BROADLINE RETAIL — 3.6%
Amazon.com *	44,000	11,949,520

BUILDING PRODUCTS — 1.9%
Masco	88,000	6,290,240

CAPITAL MARKETS — 5.4%
CME Group, Cl A	39,500	10,577,705
Intercontinental Exchange	50,000	7,624,000
		18,201,705
COMMUNICATION EQUIPMENT — 2.3%
Cisco Systems	67,000	7,771,330

CONGLOMERATE — 1.7%
Honeywell International	24,000	5,833,200

CONSTRUCTION MATERIALS — 2.6%
Amrize Ltd	178,000	8,705,980

CONSUMER FINANCE — 2.6%
American Express	26,000	8,742,500

CONSUMER STAPLES DISTRIBUTION & RETAIL — 2.0%
Sysco	79,000	6,733,960

FINANCIAL SERVICES — 3.2%
Mastercard, Cl A	19,000	10,888,900

GROUND TRANSPORTATION — 8.1%
Fedex Freight Holding *	41,000	5,761,730
Uber Technologies *	140,000	9,850,400
Union Pacific	40,000	11,685,200
		27,297,330
HEALTH CARE EQUIPMENT & SERVICES — 2.7%
Medtronic	105,000	8,965,950

HEALTH CARE PROVIDERS & SERVICES — 7.2%
Centene *	115,000	7,155,300
Elevance Health	26,500	9,959,760
Labcorp Holdings	23,500	7,266,200
		24,381,260

THE ADVISORS’ INNER CIRCLE FUND

CAMBIAR OPPORTUNITY FUND

JULY 31, 2026 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
INSURANCE — 2.1%
Chubb	20,000	$7,013,600

INTERACTIVE MEDIA & SERVICES — 3.1%
Alphabet, Cl A	30,000	10,683,900

MEDIA — 3.9%
Omnicom Group	90,000	7,083,000
Versant Media Group	166,000	5,974,340
		13,057,340
MULTI-UTILITIES — 2.0%
Sempra	75,000	6,641,250

OIL, GAS & CONSUMABLE FUELS — 1.8%
Chevron	30,000	5,904,900

PHARMACEUTICALS — 3.4%
Bristol-Myers Squibb	176,000	11,494,560

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.8%
Applied Materials	9,400	4,772,098
ON Semiconductor *	57,000	4,651,770
		9,423,868
SOFTWARE — 5.8%
Microsoft	26,000	12,082,720
Nutanix, Cl A *	126,000	7,435,260
		19,517,980
SPECIALIZED REITS — 1.5%
Weyerhaeuser	206,400	5,166,192

SPECIALTY RETAIL — 1.5%
TJX	32,000	5,034,880

TOTAL COMMON STOCK
(Cost $238,889,396)		335,929,425

SHORT-TERM INVESTMENT — 0.2%
First American Treasury Obligation Fund 3.650% (A) (Cost $536,606)	536,606	536,606

TOTAL INVESTMENTS— 100.0%
(Cost $239,426,002)		$336,466,031

Percentages are based on Net Assets of $336,604,022.

*	Non-income producing security.
(A)	The rate shown is the 7-day effective yield as of July 31, 2026.

ADR — American Depository Receipt

CI — Class

REIT — Real Estate Investment Trust

CMB-QH-007-3800

THE ADVISORS’ INNER CIRCLE FUND

CAMBIAR SMID FUND

JULY 31, 2026 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.4%
	Shares	Value
AIRLINES — 2.7%
Southwest Airlines	23,500	$1,056,795

AUTO COMPONENTS — 4.0%
BorgWarner	10,800	688,392
Gentex	37,555	877,285
		1,565,677
BANKS — 7.8%
BOK Financial	6,905	975,608
Prosperity Bancshares	13,700	1,025,719
SouthState Bank Corp	10,100	1,061,409
		3,062,736
BUILDING PRODUCTS — 2.3%
Masco	12,430	888,496

CAPITAL MARKETS — 4.6%
Cboe Global Markets	2,845	882,604
Lazard, Cl A	22,010	932,784
		1,815,388
COMMERCIAL SERVICES & SUPPLIES — 1.7%
ACV Auctions, Cl A *	90,104	674,879

CONSTRUCTION & ENGINEERING — 2.3%
WillScot Holdings	37,160	902,245

CONTAINERS & PACKAGING — 2.5%
Packaging Corp of America	3,960	973,526

ELECTRIC UTILITIES — 2.3%
Pinnacle West Capital	8,830	891,742

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.7%
Littelfuse	2,410	1,065,534

FINANCIAL SERVICES — 4.4%
Euronet Worldwide *	10,015	714,370
WEX *	5,275	986,214
		1,700,584
FOOD PRODUCT — 2.3%
Lamb Weston Holdings	17,285	908,327

GAS UTILITIES — 2.4%
Atmos Energy	5,470	945,107

GROUND TRANSPORTATION — 1.8%
Saia *	2,050	712,642

HEALTH CARE EQUIPMENT & SERVICES — 9.9%
Align Technology *	5,300	896,548
Cooper *	13,500	976,320
Globus Medical, Cl A *	12,935	1,019,149
Solventum *	11,600	991,104
		3,883,121
HEALTH CARE PROVIDERS & SERVICES — 2.5%
Quest Diagnostics	4,235	986,797

HEALTH CARE TECHNOLOGY — 1.8%
Phreesia *	64,400	691,012

HOTELS, RESTAURANTS & LEISURE — 2.3%
Sportradar Group, Cl A *	60,910	885,631

HOUSEHOLD & PERSONAL PRODUCTS — 2.5%
Clorox	10,200	974,406

INDUSTRIAL REITS — 2.2%
Americold Realty Trust	61,255	863,083

THE ADVISORS’ INNER CIRCLE FUND

CAMBIAR SMID FUND

JULY 31, 2026 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
INSURANCE — 5.1%
Fidelity National Financial	19,135	$987,175
Reinsurance Group of America, Cl A	4,210	997,138
		1,984,313
LEISURE — 2.9%
Hasbro	12,000	1,127,280

MACHINERY — 2.1%
Lincoln Electric Holdings	3,120	815,287

OIL, GAS & CONSUMABLE FUELS — 2.5%
HF Sinclair	10,645	973,698

REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.7%
Zillow Group, Cl A *	30,500	1,058,045

RETAIL REITS — 2.5%
NNN REIT	20,704	983,854

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.4%
Lattice Semiconductor *	6,900	857,463
ON Semiconductor *	10,600	865,066
		1,722,529
SOFTWARE — 5.1%
Dolby Laboratories, Cl A	15,315	900,675
Nutanix, Cl A *	18,200	1,073,982
		1,974,657
TRADING COMPANY & DISTRIBUTORS — 2.5%
Watsco	3,150	974,295

WATER UTILITIES — 2.6%
Essential Utilities	25,390	1,011,791

TOTAL COMMON STOCK
(Cost $31,410,862)		38,073,477

SHORT-TERM INVESTMENT — 2.6%
First American Treasury Obligation Fund 3.650% (A) (Cost $1,027,666)	1,027,666	1,027,666

TOTAL INVESTMENTS— 100.0%
(Cost $32,438,528)		$39,101,143

 Percentages are based on Net Assets of $39,088,296.

*	Non-income producing security.
(A)	The rate shown is the 7-day effective yield as of July 31, 2026.

Cl — Class

REIT — Real Estate Investment Trust

CMB-QH-011-3100

THE ADVISORS’ INNER CIRCLE FUND

CAMBIAR SMALL CAP FUND

JULY 31, 2026 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 94.3%
	Shares	Value
AIR FREIGHT & LOGISTICS — 2.1%
Hub Group, Cl A	32,280	$1,501,988

AUTO COMPONENTS — 3.4%
BorgWarner	14,500	924,230
Gentex	61,000	1,424,960
		2,349,190
BANKS — 16.7%
Banner	24,600	1,732,086
BOK Financial	11,600	1,638,964
Prosperity Bancshares	24,495	1,833,941
SouthState Bank Corp	14,500	1,523,805
Texas Capital Bancshares	16,145	1,595,933
United Bankshares	31,395	1,521,088
United Community Banks	49,075	1,739,218
		11,585,035
BIOTECHNOLOGY — 2.6%
Halozyme Therapeutics *	21,800	1,799,372

CAPITAL MARKETS — 2.0%
Lazard, Cl A	33,490	1,419,306

COMMERCIAL SERVICES & SUPPLIES — 1.8%
ACV Auctions, Cl A *	165,000	1,235,850

CONSTRUCTION MATERIALS — 2.1%
Eagle Materials	7,000	1,434,580

ELECTRIC UTILITIES — 2.1%
IDACORP	10,390	1,484,835

ENERGY & EQUIPMENT SERVICES — 1.9%
NOV	67,800	1,317,354

FINANCIAL SERVICES — 2.0%
WEX *	7,550	1,411,548

FOOD PRODUCTS — 2.5%
Ingredion	17,100	1,700,766

HEALTH CARE EQUIPMENT & SERVICES — 4.7%
Align Technology *	10,050	1,700,058
Globus Medical, Cl A *	19,790	1,559,254
		3,259,312
HEALTH CARE PROVIDERS & SERVICES — 6.7%
Addus HomeCare *	13,270	1,532,420
Alignment Healthcare *	94,300	1,400,355
HealthEquity *	17,000	1,710,370
		4,643,145
HEALTH CARE TECHNOLOGY — 4.0%
HealthStream	55,600	1,559,024
Phreesia *	113,210	1,214,743
		2,773,767
HOTELS, RESTAURANTS & LEISURE — 4.0%
Monarch Casino & Resort	11,230	1,378,482
Sportradar Group, Cl A *	97,415	1,416,414
		2,794,896
INDUSTRIAL REITS — 4.5%
Americold Realty Trust	107,799	1,518,888
Terreno Realty	22,000	1,576,300
		3,095,188

THE ADVISORS’ INNER CIRCLE FUND

CAMBIAR SMALL CAP FUND

JULY 31, 2026 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
INSURANCE — 7.0%
First American Financial	22,280	$1,670,777
Reinsurance Group of America, Cl A	6,605	1,564,394
RenaissanceRe Holdings	4,955	1,585,501
		4,820,672
MACHINERY — 3.9%
Alamo Group	8,220	1,307,638
Atmus Filtration Technologies	26,930	1,390,396
		2,698,034
METALS & MINING — 2.5%
Metallus *	87,000	1,750,440

RETAIL — 2.1%
Ollie's Bargain Outlet Holdings *	19,200	1,410,624

RETAIL REITS — 2.5%
NETSTREIT	82,446	1,768,467

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 8.5%
Diodes *	19,110	1,573,135
Ichor Holdings *	17,500	1,317,225
Lattice Semiconductor *	12,700	1,578,229
Rambus *	15,690	1,428,261
		5,896,850
SOFTWARE — 2.2%
Nutanix, Cl A *	26,300	1,551,963

SPECIALIZED REITS — 2.5%
EPR Properties	27,944	1,734,484

TOTAL COMMON STOCK
(Cost $51,803,061)		65,437,666

SHORT-TERM INVESTMENT — 3.7%
First American Treasury Obligation Fund 3.650% (A) (Cost $2,552,033)	2,552,033	2,552,033

TOTAL INVESTMENTS— 98.0%
(Cost $54,355,094)		$67,989,699

Percentages are based on Net Assets of $69,393,905.

*	Non-income producing security.
(A)	The rate shown is the 7-day effective yield as of July 31, 2026.

Cl — Class

REIT — Real Estate Investment Trust

CMB-QH-009-3800

THE ADVISORS’ INNER CIRCLE FUND

CAMBIAR INTERNATIONAL EQUITY FUND

JULY 31, 2026 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 94.5%
	Shares	Value
BELGIUM — 2.5%
BANKS — 2.5%
KBC Group	23,000	$3,306,023
TOTAL BELGIUM		3,306,023

BRAZIL — 2.0%
PETROLEUM & FUEL PRODUCTS — 2.0%
Petroleo Brasileiro ADR	137,000	2,657,800
TOTAL BRAZIL		2,657,800

CANADA — 2.1%
GROUND TRANSPORTATION — 2.1%
Canadian National Railway	22,000	2,798,620
TOTAL CANADA		2,798,620

DENMARK — 5.6%
BREWERS — 2.0%
Carlsberg, Cl B	18,000	2,655,292

HEALTH CARE SUPPLIES — 1.7%
Coloplast, Cl B	34,000	2,252,329

PHARMACEUTICALS — 1.9%
Novo Nordisk ADR	52,000	2,448,160
TOTAL DENMARK		7,355,781

FRANCE — 10.1%
ADVERTISING — 2.0%
Publicis Groupe	25,000	2,670,118

AEROSPACE & DEFENSE — 2.2%
Airbus	12,300	2,867,953

CHEMICALS — 2.0%
Air Liquide	13,200	2,598,628

ELECTRICAL COMPONENTS & EQUIPMENT — 2.0%
Schneider Electric	8,000	2,671,617

MULTI-UTILITIES — 1.9%
Veolia Environnement	62,000	2,464,443
TOTAL FRANCE		13,272,759

GERMANY — 7.0%
AEROSPACE & DEFENSE — 1.9%
MTU Aero Engines	6,000	2,503,258

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS — 2.3%
Knorr-Bremse	25,000	2,966,478

REAL ESTATE SERVICES — 1.5%
Vonovia	81,000	1,964,310

SOFTWARE — 1.3%
SAP	9,500	1,727,372
TOTAL GERMANY		9,161,418

HONG KONG — 2.4%
INSURANCE — 2.4%
AIA Group	315,000	3,183,177
TOTAL HONG KONG		3,183,177

IRELAND — 4.0%
DIVERSIFIED BANKS — 2.1%
Bank of Ireland Group	130,000	2,711,862

THE ADVISORS’ INNER CIRCLE FUND

CAMBIAR INTERNATIONAL EQUITY FUND

JULY 31, 2026 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
PACKAGED FOODS & MEATS — 1.9%
Kerry Group, Cl A	26,000	$2,482,501
TOTAL IRELAND		5,194,363

ITALY — 3.0%
BANKS — 3.0%
Intesa Sanpaolo	514,000	3,875,790
TOTAL ITALY		3,875,790

JAPAN — 15.3%
BUILDING PRODUCTS — 2.1%
Daikin Industries	19,000	2,781,842

ENTERTAINMENT — 1.8%
Nintendo	48,000	2,316,659

HEALTH CARE EQUIPMENT & SUPPLIES — 1.6%
Terumo	146,000	2,132,579

HOUSEHOLD DURABLES — 2.0%
Sony Group	109,000	2,594,406

INDUSTRIAL MACHINERY — 1.4%
Daifuku Ltd.	49,500	1,861,403

LEISURE PRODUCTS — 2.1%
Shimano	21,500	2,719,509

PROPERTY & CASUALTY INSURANCE — 2.5%
Tokio Marine Holdings	65,000	3,314,855

TRADING COMPANIES & DISTRIBUTORS — 1.8%
MonotaRO	192,000	2,417,121
TOTAL JAPAN		20,138,374

NETHERLANDS — 6.5%
BANKS — 2.9%
ING Groep	109,000	3,826,105

SEMICONDUCTOR EQUIPMENT — 3.6%
ASML Holding, Cl G	2,900	4,724,100
TOTAL NETHERLANDS		8,550,205

PORTUGAL — 4.1%
ELECTRIC UTILITIES — 1.9%
EDP	485,000	2,499,971

INTEGRATED OIL & GAS — 2.2%
Galp Energia SGPS	128,000	2,906,307
TOTAL PORTUGAL		5,406,278

SINGAPORE — 4.3%
BANKS — 2.2%
DBS Group Holdings	50,000	2,885,882

SOFTWARE — 2.1%
Grab Holdings, Cl A *	774,000	2,709,000
TOTAL SINGAPORE		5,594,882

SWEDEN — 1.7%
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS — 1.7%
Epiroc, Cl A	87,000	2,230,230
TOTAL SWEDEN		2,230,230

THE ADVISORS’ INNER CIRCLE FUND

CAMBIAR INTERNATIONAL EQUITY FUND

JULY 31, 2026 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
SWITZERLAND — 7.2%
FOOD PRODUCTS — 2.8%
Nestle	36,000	$3,607,348

HEALTH CARE SUPPLIES — 1.9%
Alcon	37,000	2,550,780

PHARMACEUTICALS — 2.5%
Roche Holding	7,600	3,324,089
TOTAL SWITZERLAND		9,482,217

TAIWAN — 1.8%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.8%
Taiwan Semiconductor Manufacturing ADR	5,700	2,304,225
TOTAL TAIWAN		2,304,225

UNITED KINGDOM — 10.0%
BEVERAGES — 2.0%
Diageo	115,000	2,533,323

CAPITAL MARKETS — 1.8%
London Stock Exchange Group	21,000	2,376,856

DIVERSIFIED BANKS — 1.9%
Barclays	366,000	2,509,289

ELECTRIC UTILITIES — 1.6%
SSE	67,000	2,118,413

PHARMACEUTICALS — 2.7%
AstraZeneca	21,050	3,570,922
TOTAL UNITED KINGDOM		13,108,803

UNITED STATES — 4.9%
PAPER PACKAGING — 2.6%
Smurfit Westrock	73,000	3,355,810

TRADING COMPANIES & DISTRIBUTORS — 2.3%
Sunbelt Rentals Holdings	42,500	3,056,600
TOTAL UNITED STATES		6,412,410

TOTAL COMMON STOCK
(Cost $101,748,872)		124,033,355

SHORT-TERM INVESTMENT — 0.9%
First American Treasury Obligation Fund 3.650% (A) (Cost $1,222,322)	1,222,322	1,222,322

TOTAL INVESTMENTS — 95.4%
(Cost $102,971,194)		$125,255,677

Percentages are based on Net Assets of $131,258,829.

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of July 31, 2026.

ADR — American Depository Receipt

Cl — Class

Ltd. — Limited

CMB-QH-008-3800